leases (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Real estate and vehicle
leases
Operating lease expenses	$ 52	$ 45	$ 100	$ 93
Leased real estate
leases
Occupancy costs	$ 33	$ 32	$ 67	$ 64